Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-Controlling Interests	NON-CONTROLLING INTERESTS

(in millions)	2017	2016
ITC	$1,290	$1,385
Waneta Partnership	322	330
Caribbean Utilities	118	122
Other	16	16
	$1,746	$1,853